Basis of Presentation	3 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation	Basis of Presentation
These unaudited condensed consolidated financial statements as of December 31, 2020 and for the three months ended December 31, 2020 and 2019 include the accounts of Riley Permian and its wholly-owned subsidiaries Riley Permian Operating Company, LLC ("RPOC") and Riley Employee Member, LLC. All intercompany balances and transactions have been eliminated upon consolidation.
Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") have been condensed or omitted pursuant to the rules and regulation of the Securities and Exchange Commission. These condensed consolidated financial statement should be read in conjunction with our audited consolidated financial statements and related notes for the year ended September 30, 2020.
These condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, that are, in the opinion of the Company's management, necessary for a fair presentation of the results for the interim periods. These condensed consolidated financial statements are not necessarily indicative of the results for the entire fiscal year.